License Agreements - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2013	Jul. 31, 2021
License Agreement Disclosure [Line Items]
Research and development expense	$ 4,072,000	$ 4,826,000	$ 8,540,000	$ 10,451,000
Regents Of The University Of California [Member]
License Agreement Disclosure [Line Items]
Payment of one time license issuance fees					$ 50,000
Research and development expense		$ 15,000	$ 15,000
Amendment To The License Agreement [Member] | Regents Of The University Of California [Member]
License Agreement Disclosure [Line Items]
Payable In Connection With The Closing Of The Merger Agreement						$ 1,000,000.0
Terminate agreement period for written notice					60 days
Amendment To The License Agreement [Member] | Regents Of The University Of California [Member] | Certain Clinical And Regulatory Milestones [Member]
License Agreement Disclosure [Line Items]
Remaining milestone payments payable						$ 375,000